UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Raging Capital Management, LLC
Address: Ten Princeton Avenue
         Rocky Hill, New Jersey 08553

Form 13F File Number: 28-14727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frederick C. Wasch
Title: Chief Financial Officer
Phone: (609) 228-6225

Signature, Place, and Date of Signing:

       /s/ Frederick C. Wasch, Rocky Hill, New Jersey, February 14, 2013

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                      80
                                              -----------------------------

Form 13F Information Table Value Total:                $284,524
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-14728                   William C. Martin

         2         28-                        Raging Capital Fund (QP), LP

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                                                     FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE     SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
ALTISOURCE RESIDENTIAL CORP   CL B           02153W100    1,043    65,834 SH         OTHER         1,2         0    65,834         0
ALTISOURCE RESIDENTIAL CORP   CL B           02153W100      500    31,580 SH         OTHER           1         0    31,580         0
AMERICAN CAP LTD              COM            02503Y103    2,627   218,519 SH         OTHER         1,2         0   218,519         0
AMERICAN CAP LTD              COM            02503Y103    1,260   104,829 SH         OTHER           1         0   104,829         0
ATMI INC                      COM            00207R101   21,176 1,014,169 SH         OTHER         1,2         0 1,014,169         0
ATMI INC                      COM            00207R101    9,913   474,771 SH         OTHER           1         0   474,771         0
BIO-REFERENCE LABS INC        COM $.01 NEW   09057G602      965    33,700 SH  PUT    OTHER         1,2         0    33,700         0
BIO-REFERENCE LABS INC        COM $.01 NEW   09057G602      458    16,000 SH  PUT    OTHER           1         0    16,000         0
CASTLE A M & CO               COM            148411101    1,502   101,705 SH         OTHER         1,2         0   101,705         0
CASTLE A M & CO               COM            148411101      721    48,785 SH         OTHER           1         0    48,785         0
COLEMAN CABLE INC             COM            193459302    8,300   895,337 SH         OTHER         1,2         0   895,337         0
COLEMAN CABLE INC             COM            193459302    3,845   414,816 SH         OTHER           1         0   414,816         0
COMPUGEN LTD                  ORD            M25722105    4,941 1,004,248 SH         OTHER         1,2         0 1,004,248         0
COMPUGEN LTD                  ORD            M25722105    2,354   478,421 SH         OTHER           1         0   478,421         0
CONTANGO OIL & GAS COMPANY    COM NEW        21075N204    1,791    42,287 SH         OTHER         1,2         0    42,287         0
CONTANGO OIL & GAS COMPANY    COM NEW        21075N204      859    20,286 SH         OTHER           1         0    20,286         0
DERMA SCIENCES INC            COM PAR $.01   249827502    9,154   823,936 SH         OTHER         1,2         0   823,936         0
DERMA SCIENCES INC            COM PAR $.01   249827502    5,651   508,621 SH         OTHER           1         0   508,621         0
DORMAN PRODUCTS INC           COM            258278100      993    28,100 SH  PUT    OTHER         1,2         0    28,100         0
DORMAN PRODUCTS INC           COM            258278100      474    13,400 SH  PUT    OTHER           1         0    13,400         0
EMERSON RADIO CORP            COM NEW        291087203    2,031 1,174,133 SH         OTHER         1,2         0 1,174,133         0
EMERSON RADIO CORP            COM NEW        291087203      917   530,302 SH         OTHER           1         0   530,302         0
EQT CORP                      COM            26884L109    7,965   135,051 SH         OTHER         1,2         0   135,051         0
EQT CORP                      COM            26884L109    3,831    64,949 SH         OTHER           1         0    64,949         0
EXTREME NETWORKS INC          COM            30226D106   15,414 4,234,706 SH         OTHER         1,2         0 4,234,706         0
EXTREME NETWORKS INC          COM            30226D106    7,270 1,997,345 SH         OTHER           1         0 1,997,345         0
FIRST MARBLEHEAD CORP         COM            320771108      207   266,064 SH         OTHER         1,2         0   266,064         0
FIRST MARBLEHEAD CORP         COM            320771108       99   127,636 SH         OTHER           1         0   127,636         0
GAMESTOP CORP NEW             CL A           36467W109      336    13,400 SH  PUT    OTHER         1,2         0    13,400         0
GAMESTOP CORP NEW             CL A           36467W109      166     6,600 SH  PUT    OTHER           1         0     6,600         0
GRAND CANYON ED INC           COM            38526M106    1,587    67,600 SH  PUT    OTHER         1,2         0    67,600         0
GRAND CANYON ED INC           COM            38526M106      760    32,400 SH  PUT    OTHER           1         0    32,400         0
GSI TECHNOLOGY                COM            36241U106      429    68,398 SH         OTHER         1,2         0    68,398         0
GSI TECHNOLOGY                COM            36241U106      206    32,808 SH         OTHER           1         0    32,808         0
HARTFORD FINL SVCS GROUP INC  *W EXP         416515120    5,157   382,578 SH         OTHER         1,2         0   382,578         0
                              06/26/201
HARTFORD FINL SVCS GROUP INC  *W EXP         416515120    2,406   178,487 SH         OTHER           1         0   178,487         0
                              06/26/201
HARTFORD FINL SVCS GROUP INC  COM            416515104    4,273   190,422 SH         OTHER         1,2         0   190,422         0
HARTFORD FINL SVCS GROUP INC  COM            416515104    2,235    99,578 SH         OTHER           1         0    99,578         0
HI-CRUSH PARTNERS LP          COM UNIT LTD   428337109      536    35,532 SH         OTHER         1,2         0    35,532         0
HI-CRUSH PARTNERS LP          COM UNIT LTD   428337109      257    17,044 SH         OTHER           1         0    17,044         0
INTERMOLECULAR INC            COM            45882D109    7,275   817,423 SH         OTHER         1,2         0   817,423         0
INTERMOLECULAR INC            COM            45882D109    3,467   389,571 SH         OTHER           1         0   389,571         0
MERCURY SYS INC               COM            589378108    5,091   553,371 SH         OTHER         1,2         0   553,371         0
MERCURY SYS INC               COM            589378108    2,449   266,194 SH         OTHER           1         0   266,194         0
MICROVISION INC DEL           *W EXP         594960163       22   557,469 SH         OTHER         1,2         0   557,469         0
                              07/23/201
MICROVISION INC DEL           *W EXP         594960163       12   297,031 SH         OTHER           1         0   297,031         0
                              07/23/201
MVC CAPITAL INC               COM            553829102    1,090    89,725 SH         OTHER         1,2         0    89,725         0
MVC CAPITAL INC               COM            553829102      523    43,042 SH         OTHER           1         0    43,042         0
PACIFIC BIOSCIENCES CALIF IN  COM            69404D108    2,309 1,358,426 SH         OTHER         1,2         0 1,358,426         0
PACIFIC BIOSCIENCES CALIF IN  COM            69404D108    1,108   651,674 SH         OTHER           1         0   651,674         0
RENTECH INC                   COM            760112102    3,732 1,419,152 SH         OTHER         1,2         0 1,419,152         0
RENTECH INC                   COM            760112102    3,367 1,280,372 SH         OTHER           1         0 1,280,372         0
RESOURCE AMERICA INC          CL A           761195205    8,314 1,246,485 SH         OTHER         1,2         0 1,246,485         0
RESOURCE AMERICA INC          CL A           761195205    5,431   814,256 SH         OTHER           1         0   814,256         0
SARATOGA INVT CORP            COM NEW        80349A208    4,757   308,865 SH         OTHER         1,2         0   308,865         0
SARATOGA INVT CORP            COM NEW        80349A208    2,246   145,835 SH         OTHER           1         0   145,835         0
SHILOH INDS INC               COM            824543102    6,456   626,762 SH         OTHER         1,2         0   626,762         0
SHILOH INDS INC               COM            824543102    2,973   288,668 SH         OTHER           1         0   288,668         0
SHUTTERFLY INC                COM            82568P304    9,427   315,601 SH         OTHER         1,2         0   315,601         0
SHUTTERFLY INC                COM            82568P304    4,520   151,344 SH         OTHER           1         0   151,344         0
SIMON PPTY GROUP INC NEW      COM            828806109    2,672    16,900 SH  PUT    OTHER         1,2         0    16,900         0
SIMON PPTY GROUP INC NEW      COM            828806109    1,281     8,100 SH  PUT    OTHER           1         0     8,100         0
SMITH & WESSON HLDG CORP      COM            831756101    1,544   182,900 SH  CALL   OTHER         1,2         0   182,900         0
SMITH & WESSON HLDG CORP      COM            831756101      740    87,700 SH  CALL   OTHER           1         0    87,700         0
STURM RUGER & CO INC          COM            864159108    4,127    90,900 SH  CALL   OTHER         1,2         0    90,900         0
STURM RUGER & CO INC          COM            864159108    1,979    43,600 SH  CALL   OTHER           1         0    43,600         0
TARO PHARMACEUTICAL INDS LTD  SHS            M8737E108   14,226   293,438 SH         OTHER         1,2         0   293,438         0
TARO PHARMACEUTICAL INDS LTD  SHS            M8737E108    6,154   126,945 SH         OTHER           1         0   126,945         0
TEAVANA HLDGS INC             COM            87819P102      785    67,600 SH  PUT    OTHER         1,2         0    67,600         0
TEAVANA HLDGS INC             COM            87819P102      376    32,400 SH  PUT    OTHER           1         0    32,400         0
THESTREET INC                 COM            88368Q103    4,001 2,395,995 SH         OTHER         1,2         0 2,395,995         0
THESTREET INC                 COM            88368Q103    1,911 1,144,389 SH         OTHER           1         0 1,144,389         0

VITESSE SEMICONDUCTOR CORP    COM NEW        928497304    9,570 4,291,505 SH         OTHER         1,2         0 4,291,505         0
VITESSE SEMICONDUCTOR CORP    COM NEW        928497304    4,905 2,199,622 SH         OTHER           1         0 2,199,622         0
VONAGE HLDGS CORP             COM            92886T201   13,463 5,680,647 SH         OTHER         1,2         0 5,680,647         0
VONAGE HLDGS CORP             COM            92886T201    5,292 2,232,851 SH         OTHER           1         0 2,232,851         0
WORKDAY INC                   CL A           98138H101    1,368    25,100 SH  PUT    OTHER         1,2         0    25,100         0
WORKDAY INC                   CL A           98138H101      649    11,900 SH  PUT    OTHER           1         0    11,900         0
XYRATEX LTD                   COM            G98268108      206    24,441 SH         OTHER         1,2         0    24,441         0
XYRATEX LTD                   COM            G98268108       97    11,732 SH         OTHER           1         0    11,732         0

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